CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY [Parenthetical] (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Issuance of Common Stock (in shares)		32,334	104,450	39,400	1,042,219
Restricted stock awards (in shares)					120,000
Other stock issued (In Shares)	520,397				922,219
Net of Cost (in dollars)	$ 18
SOSARs exercised, (in shares)	936